UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-3174
                                     -------------------------------------------

                            Touchstone Tax-Free Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

             303 Broadway, Suite 1100   Cincinnati, OH 45202-4203
--------------------------------------------------------------------------------
(Address of principal executive offices)                (Zip code)


Registrant's telephone number, including area code: (513) 878-4066
                                                    ----------------------------
Date of fiscal year end:    06/30
                            ---------------------------------
Date of reporting period:   09/30/10
                            ---------------------------------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Portfolio of Investments
Ohio Tax-Free Bond Fund -- September 30, 2010 (Unaudited)

    PRINCIPAL                                                                                       COUPON    MATURITY     MARKET
     AMOUNT                                                                                          RATE       DATE       VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 97.4%

    $1,000,000  Lorain Co OH Hosp Rev Ser 2001 (Catholic Hlth)                                       5.625    10/01/11  $  1,045,930
       500,000  Montgomery Co OH Wtr Rev Sys Ser 2002 (Greater Moraine Beaver)                       5.000    11/15/11       517,765
     1,000,000  Hamilton Co OH Swr Sys Rev Ser 1997 A                                                5.500    12/01/11     1,060,410
       400,000  Warren OH Wtr Wrks Rev Ser 1997                                                      5.500    11/01/15       430,472
       665,000  Buckeye Valley OH LSD GO Ser 1995 A                                                  6.850    12/01/15       751,457
       885,000  Licking Heights OH LSD GO Ser 2000                                                   6.400    12/01/28     1,184,909
     1,000,000  Lucas Co OH Hosp Rev Ser 1999 (Promedica Hlth Grp)                                   5.625    11/15/19     1,011,630
        40,000  Cuyahoga Co OH Hosp Rev ETM Ser 1980 (Univ Hosp) Pre-refunded @ $100                 9.000    06/01/11        42,043
       545,000  Columbus-Polaris Hsg Corp Rev Ser 1979 Pre-refunded @ $100                           7.400    01/01/16       623,774
       660,000  West Chester Twp OH GO Ser 2001                                                      5.500    12/01/14       701,600
       850,000  West Chester Twp OH GO Ser 2001                                                      5.000    12/01/20       892,594
       500,000  Eaton OH CSD UTGO Ser 2002 Pre-refunded @ $100                                       5.000    12/01/12       553,235
     1,085,000  West Clermont OH LSD GO Ser 2002                                                     5.000    12/01/19     1,170,433
     1,000,000  Akron OH Var Purp GO Ser 2002                                                        5.000    12/01/23     1,071,080
       250,000  OH St Higher Edl Fac Commn Rev Ser 2003 (Xavier Univ) Pre-refunded @ $100            5.000    05/01/13       275,262
       765,000  Fairfield Co OH GO Ser 2003                                                          5.000    12/01/22       830,423
     1,210,000  Cincinnati OH Tech College Rev Ser 2002                                              5.250    10/01/21     1,255,871
     1,050,000  Harrison OH Wst Wtr Sys Rev Ser 2003                                                 5.250    11/01/23     1,147,093
     1,185,000  Akron OH Impt GO Ser 2003                                                            5.000    12/01/22     1,296,757
     1,000,000  Toledo OH CSD GO Ser 2003 B                                                          5.000    12/01/23     1,057,920
     1,000,000  Hamilton Co OH Hosp Rev Ser 2004 (Children's Hosp Med Ctr)                           5.000    05/15/24     1,023,550
       450,000  Columbus OH TIF Rev Ser 2004 A (Polaris)                                             4.750    12/01/23       466,726
       400,000  Springboro OH Swr Sys Rev Ser 2004                                                   5.000    06/01/24       412,128
     1,000,000  Mason OH Swr Sys Rev Ser 2004                                                        5.000    12/01/28     1,002,910
     1,480,000  Lakewood OH CSD Sch Impt UTGO Ser 2004 Pre-refunded @ $100                           5.250    12/01/14     1,746,385
     1,000,000  OH St Higher Ed Fac Rev Ser 2004 (Univ Dayton)                                       5.000    12/01/23     1,050,150
       810,000  Big Walnut OH LSD GO Ser 2004                                                        5.000    12/01/25       871,698
     1,040,000  Franklin Co OH Hosp Rev Ser 2005 (Children's Hosp)                                   5.000    05/01/25     1,079,614
       865,000  Fairfield Co OH GO Ser 2005                                                          5.000    12/01/23       929,391
     2,100,000  Oregon OH CSD GO Ser 2005                                                            5.000    12/01/27     2,259,831
       750,000  Cleveland OH LTGO Ser 2005 A                                                         5.000    10/01/17       851,250
     1,000,000  Univ of Cincinnati OH General Rcpts Ser 2006 A                                       4.750    06/01/26     1,066,380
     1,090,000  Fairborn OH CSD GO Ser 2006                                                          5.000    12/01/26     1,198,063
     1,500,000  Richland Co OH Hosp Facs Rev Ser 2006 (MedCentral Hlth Sys)                          5.125    11/15/26     1,526,280
     1,500,000  Little Miami OH LSD Sch Impt UTGO Ser 2006 Pre-refunded @ $100                       5.000    12/01/16     1,805,775
       825,000  Parma OH GO Ser 2006                                                                 4.750    12/01/24       883,633
     1,500,000  OH St Higher Ed Fac Rev Ser 2006 (Univ Dayton)                                       5.000    12/01/26     1,578,690
     1,185,000  Delaware OH GO Ser 2006                                                              5.000    12/01/28     1,293,795
     2,000,000  Canal Winchester OH LSD UTGO Ser 2007                                                4.750    12/01/24     2,163,780
     1,000,000  Kings OH LSD Impt UTGO Ser 2007                                                      5.000    12/01/26     1,104,340
     1,000,000  Lakewood OH CSD Facs Impt UTGO Ser 2007                                              5.000    12/01/26     1,101,000
     1,830,000  Columbus OH CSD Impt UTGO Ser 2007                                                   5.000    12/01/28     1,999,000
       320,000  Brookfield LSD OH Sch Facs Impt UTGO Ser 2008                                        5.000    01/15/30       345,507
     1,000,000  Cleveland OH Income Tax Rev Ser 2008 (Sub Lien Brdgs & Roadways B)                   5.000    10/01/29     1,080,410
     1,500,000  Reynoldsburg OH CSD Facs Constr & Impt UTGO Ser 2008                                 5.250    12/01/28     1,670,880
     1,000,000  OH St Higher Edl Fac Commn Rev Ser 2008 (Xavier Univ C)                              5.750    05/01/28     1,112,550
     2,000,000  OH St Hosp Fac Rev Ser 2009 (Cleveland Clinic Hlth B)                                5.125    01/01/28     2,145,080
       650,000  Greene Co OH Hosp Facs Rev Ser 2009 (Kettering Hlth Network)                         5.125    04/01/29       672,405
     1,000,000  Columbus OH CSD Sch Facs Constr & Impt UTGO Ser 2009                                 4.500    12/01/29     1,048,980
     1,000,000  Franklin Co OH Hosp Rev Ser 2009 (Nationwide Children's Hosp)                        4.750    11/01/29     1,040,390
       895,000  Milton Union OH Exmp Village SD Spl Ltd Oblig Sch Impt Ser 2009                      4.875    12/01/29       936,367
     1,000,000  Hamilton Co OH Rev Ser 2010                                                          5.000    06/01/30     1,063,730
     1,500,000  Cincinnati OH CSD Sch Impt LTGO Ser 2010                                             5.000    06/01/31     1,651,920
------------------------------------------------------------------------------------------------------------------------------------
                TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                                     $ 57,103,246
------------------------------------------------------------------------------------------------------------------------------------

                FLOATING & VARIABLE RATE DEMAND NOTES -- 1.0%

       400,000  Allen Co OH Hosp Facs Rev Ser 2010 (LOC: Bank of Nova Scotia)                        0.220    10/01/10       400,000

Portfolio of Investments
Ohio Tax-Free Bond Fund -- September 30, 2010 (Unaudited)

    PRINCIPAL                                                                                       COUPON    MATURITY     MARKET
     AMOUNT                                                                                          RATE       DATE       VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FLOATING & VARIABLE RATE DEMAND NOTES -- 1.0% (CONTINUED)

    $  200,000  Cuyahoga Co OH Rev Ser 2004 B3 (SPA: Bank of America N.A.)                           0.240    10/02/10  $    200,000
------------------------------------------------------------------------------------------------------------------------------------
                TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                                             $    600,000
------------------------------------------------------------------------------------------------------------------------------------

                TOTAL INVESTMENT SECURITIES -- 98.4%
                (Amortized Cost $54,010,890)                                                                            $ 57,703,246

                OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.6%                                                                926,059
------------------------------------------------------------------------------------------------------------------------------------

                NET ASSETS -- 100.0%                                                                                    $ 58,629,305
====================================================================================================================================


OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying notes to financial statements.


                       VALUATION INPUTS AT REPORTING DATE

DESCRIPTION                LEVEL 1      LEVEL 2         LEVEL 3      TOTAL
--------------------------------------------------------------------------------
Municipal Bonds            $     --     $57,703,246     $     --     $57,703,246

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments
Ohio Tax-Free Money Market Fund -- September 30, 2010 (Unaudited)

    PRINCIPAL                                                                                       COUPON    MATURITY     MARKET
     AMOUNT                                                                                          RATE       DATE       VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 26.6%

    $  150,000  OH St Building Auth Rev Ser 2002 (St Facs Admin Bldg) Pre-refunded @ $100            5.250    10/01/10   $   150,000
     1,250,000  Kent OH Var Purp LTGO BANS Ser 2009                                                  1.500    10/14/10     1,250,220
     2,700,000  Springboro OH Rev Ser 2009 (Real Estate Acq)                                         1.750    10/28/10     2,701,482
     2,300,000  AMP OH Elec Rev UTGO BANS Ser 2009                                                   2.000    10/28/10     2,300,852
     5,000,000  Three Rivers LSD UTGO BANS Ser 2010 (Sch Impt)                                       2.500    11/01/10     5,004,149
     1,750,000  Celina OH Var Purp LTGO BANS Ser 2009                                                1.500    11/03/10     1,750,468
     1,600,000  AMP OH Elec Rev BANS Ser 2009 (Hubbard)                                              2.250    11/10/10     1,600,436
     2,550,000  AMP OH Elec Rev BANS Ser 2009 (Shelby Comb)                                          2.250    11/11/10     2,550,711
     5,000,000  Austintown OH LSD Sch Impt BANS Ser 2010                                             2.500    11/17/10     5,006,328
     1,250,000  Princeton OH CSD LTGO BANS Ser 2009 (Vehicle Acq)                                    1.500    11/30/10     1,251,324
       200,000  Butler Co OH LTGO Ser 2002                                                           4.500    12/01/10       201,279
       100,000  Kings OH LSD Sch Impt UTGO Ser 2000                                                  6.625    12/01/10       100,977
     2,500,000  Harrison OH Wst Wtr Sys Impt LTGO BANS Ser 2009                                      1.500    12/09/10     2,502,810
     2,300,000  Darke Co OH LTGO BANS Ser 2010 (Real Estate)                                         1.750    12/10/10     2,303,282
     2,800,000  Tiffin OH Cap Impt LTGO BANS Ser 2010                                                1.500    12/15/10     2,802,850
     3,000,000  Greater Cleveland OH Regl Tran Auth Rev Antic Ser 2010                               2.000    12/22/10     3,008,061
       980,000  AMP OH Elec Rev BANS Ser 2010 (Brewster)                                             2.000    01/06/11       980,648
       740,000  Defiance OH CSD Sch Facs Const UTGO BANS Ser 2010                                    3.500    01/12/11       744,851
       799,000  AMP OH Elec Rev BANS Ser 2010 (Seville Village)                                      2.000    01/13/11       799,566
     1,082,500  Franklin OH Pub Impt LTGO BANS Ser 2010                                              2.200    03/08/11     1,088,067
     2,700,000  Southwest OH Regl Wtr Dist Wtr Resource Rev Bd Ser 2010                              1.750    03/09/11     2,708,728
     1,300,000  Hamilton Twp OH LTGO Ser 2010                                                        2.000    03/16/11     1,305,259
       750,000  Brookville OH LTGO Ser 2010                                                          2.750    04/20/11       756,117
       200,000  OH St Higher Edl Fac Rev Ser 2006 (Xavier University) Pre-refunded @ $100            4.000    05/01/11       203,927
     2,000,000  Univ of Cincinnati OH Rev BANS Ser 2010 A                                            1.500    05/12/11     2,006,988
     1,485,000  Gates Mills OH LTGO BANS Ser 2010                                                    1.250    05/18/11     1,489,615
     2,000,000  Middletown OH CSD Sch Impt LTGO BANS Ser 2010                                        1.750    06/01/11     2,010,546
     1,750,000  Hunting Valley OH LTGO BANS Ser 2010                                                 1.000    06/02/11     1,753,484
     1,180,000  Kirtland OH BANS Ser 2010                                                            1.250    07/21/11     1,185,172
     1,515,000  Olmsted Falls OH BANS Ser 2010                                                       1.500    08/11/11     1,521,534
     1,000,000  AMP OH Elec Rev BANS Ser 2010                                                        1.750    08/11/11     1,003,010
     2,500,000  Union Twp OH BANS Ser 2010                                                           1.250    09/13/11     2,511,773
     2,000,000  Cuyahoga Heights OH BANS Ser 2010                                                    2.000    09/19/11     2,015,284
     1,270,000  Kent OH BANS Ser 2010                                                                1.250    10/12/11     1,276,909
------------------------------------------------------------------------------------------------------------------------------------
                TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                                     $ 59,846,707
------------------------------------------------------------------------------------------------------------------------------------

                FLOATING & VARIABLE RATE DEMAND NOTES -- 73.8%

     5,200,000  Allen Co OH Hosp Facs Rev Ser 2010 (Catholic Hlthcare) (LOC: Bank of Nova Scotia)    0.220    10/01/10     5,200,000
     3,900,000  Allen Co OH Hosp Facs Rev Ser 2008 C (Catholic Hlthcare) (LOC: Wachovia Bank NA)     0.300    10/01/10     3,900,000
     1,400,000  OH St Higher Edl Fac Rev Ser 2008 (Case Western Rsrv B-2) (LOC: Bank of America NA)  0.310    10/01/10     1,400,000
     1,895,000  OH St Higher Edl Fac Rev Ser 2002 (Case Western) (SPA: Landesbank Hessen-Thuringen)  0.320    10/01/10     1,895,000
     3,400,000  OH St Higher Edl Fac Rev Ser 2008 (Case Western Rsrv B-1) (LOC: Bank of America NA)  0.320    10/01/10     3,400,000
       785,000  OH St Higher Edl Fac Rev Ser 2002 (Case Western) (SPA: Landesbank Hessen-Thuringen)  0.320    10/01/10       785,000
     2,700,000  Univ of Toledo OH Gnrl Rcpts Ser 2008 B (LOC: JP Morgan Chase & Co)                  0.340    10/01/10     2,700,000
       900,000  Cleveland OH Rev Ser 2009 R (LOC: BNP PARIBAS)                                       0.220    10/07/10       900,000
     2,255,000  Puerto Rico Cmnwlth UTGO Ser 2007 (LOC: Wells Fargo Bank NA)                         0.220    10/07/10     2,255,000
     7,400,000  OH St Infra Impt UTGO Ser 2001 B                                                     0.230    10/07/10     7,400,000
     3,835,000  OH St Univ General Rcpts Ser 2008 B                                                  0.230    10/07/10     3,835,000
       100,000  OH St Univ General Rcpts Ser 1997                                                    0.230    10/07/10       100,000
     1,000,000  OH St Univ General Rcpts Ser 2005 B                                                  0.230    10/07/10     1,000,000
       900,000  Cleveland-Cuyahoga Co Port Auth Rev Ser 2003 (Carnegie/96th Resh Bldg) (LOC:
                  National City Bank)                                                                0.240    10/07/10       900,000
     1,850,000  Hocking Technical College Dist OH COP Ser 2008 (Residence Hall Facs) (LOC:
                  JP Morgan Chase Bank)                                                              0.240    10/07/10     1,850,000

Portfolio of Investments
Ohio Tax-Free Money Market Fund -- September 30, 2010 (Unaudited)

    PRINCIPAL                                                                                       COUPON    MATURITY     MARKET
     AMOUNT                                                                                          RATE       DATE       VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FLOATING & VARIABLE RATE DEMAND NOTES -- 73.8% (CONTINUED)

    $3,950,000  OH St Air Quality Dev Auth PCR Ser 2005 (FirstEnergy) (LOC: Barclays Bank PLC)       0.240    10/07/10  $  3,950,000
     2,500,000  OH St Air Quality Dev Auth Rev Ser 2009 B (OH Valley Elec Corp) (LOC: Bank of Nova
                  Scotia)                                                                            0.240    10/07/10     2,500,000
     4,625,000  OH St Higher Edl Fac Rev Ser 2008 (Univ Hosps Hlth Sys) (LOC: Wells Fargo Bank NA)   0.240    10/07/10     4,625,000
     1,460,000  OH St Infra Impt GO Ser 2003 B                                                       0.240    10/07/10     1,460,000
     8,910,000  OH St Wtr Dev Auth Rev Ser 2002 B (Purewater) (SPA: State Street B&T Co)             0.240    10/07/10     8,910,000
     1,900,000  OH St Wtr Dev Auth Rev Wtr Dev-Timken Ser 2001 (LOC: Northern Trust Company)         0.240    10/07/10     1,900,000
     1,395,000  Salem OH Hosp Rev Impt Ser 2005 (LOC: JP Morgan Chase Bank)                          0.240    10/07/10     1,395,000
     1,565,000  Franklin Co OH Rev Ser 1996 (US Health Corp) (LOC: U.S. Bank NA)                     0.250    10/07/10     1,565,000
     8,000,000  Kent St Univ OH Univ Revs Gnrl Rcpts Ser 2008 B (LOC: Bank of America NA)            0.250    10/07/10     8,000,000
     3,000,000  OH St Air Quality Dev Auth Rev Ser 2009 (OH Valley Elec Corp) (LOC: Bank of Nova
                  Scotia)                                                                            0.250    10/07/10     3,000,000
     3,600,000  OH St Air Quality Dev Auth Rev Ser 2009 (OH Valley Elec Corp) (LOC: Bank of
                  Tokyo-Mitsubishi UFJ)                                                              0.260    10/07/10     3,600,000
     6,125,000  OH St Wtr Dev Auth PCR Facs Rev Ser 2005 B (FirstEnergy) (LOC: Barclays Bank PLC)    0.260    10/07/10     6,125,000
     1,300,000  Butler Co OH Cap Fdg Rev CCAO Ser 2005 (LOC: U.S. Bank NA)                           0.270    10/07/10     1,300,000
       200,000  Columbus OH Regl Arpt Auth Rev Ser 2004 A (OASBO) (LOC: U.S. Bank NA)                0.270    10/07/10       200,000
       100,000  Columbus OH Regl Arpt Auth Rev Ser 2004 (Pooled Fing Prog) (LOC: U.S. Bank NA)       0.270    10/07/10       100,000
       945,000  Columbus OH Regl Arpt Auth Rev Ser 2005 (OASBO Expaned Asset) (LOC: U.S. Bank NA)    0.270    10/07/10       945,000
       860,000  Geauga Co OH Hlthcare Facs Rev Ser 1998 (Heather Hill Inc) (LOC: Bank One Columbus
                  NA)                                                                                0.270    10/07/10       860,000
     1,210,000  Hamilton Co OH Hosp Ser 1999 A (Drake Ctr Inc) (LOC: U.S. Bank NA)                   0.270    10/07/10     1,210,000
     1,780,000  Hamilton Co OH Hosp Ser 1997 (Children's Hosp Med Ctr) (LOC: PNC Bank NA)            0.270    10/07/10     1,780,000
     1,995,000  Hamilton Co OH Hosp Facs Rev Ser 2002 (Children's Hosp Med Ctr) (LOC: U.S. Bank NA)  0.270    10/07/10     1,995,000
     4,910,000  Lancaster OH Port Auth Gas Rev Ser 2008 (SPA: Royal Bank of Canada)                  0.270    10/07/10     4,910,000
       590,000  Port Gtr Cincinnati OH Dev Auth Rev Ser 2006 (Cincinnati Zoo) (LOC: U.S. Bank NA)    0.270    10/07/10       590,000
     3,040,000  Port Gtr Cincinnati OH Dev Auth Rev Ser 2003 (Cincinnati Zoo) (LOC: U.S. Bank NA)    0.270    10/07/10     3,040,000
     3,245,000  Richland Co OH Hlthcare Facs Rev Ser 2004 B (Wesleyan) (LOC: JP Morgan Chase Bank)   0.270    10/07/10     3,245,000
       500,000  Centerville OH Hlthcare Rev Ser 2007 (Bethany Lutheran Village) (LOC: National City
                  Bank)                                                                              0.280    10/07/10       500,000
     3,425,000  Hamilton Co OH Hlthcare Facs Rev Ser 2008 (Children's Home) (LOC: U.S. Bank NA)      0.280    10/07/10     3,425,000
       700,000  OH St Univ General Rcpts Ser 2001                                                    0.280    10/07/10       700,000
     3,000,000  Port Gtr Cincinnati OH Dev Auth OH Spl Oblig Dev Rev Ser 2008 A (Sycamore Twp
                  Kenwood) (LOC: LaSalle Bank NA)                                                    0.280    10/07/10     3,000,000
     9,300,000  Toledo OH Spl Assess Notes Ser 2008 (LOC: State Street B&T Co)                       0.280    10/07/10     9,300,000
     1,450,000  Butler Co OH Rev Ser 2004 (Colonial Sr Svcs Inc) (LOC: U.S. Bank NA)                 0.290    10/07/10     1,450,000
     1,650,000  Hamilton Co OH Hosp Ser 1997 (Beechwood Home) (LOC: PNC Bank NA)                     0.290    10/07/10     1,650,000
     4,900,000  Wood Co OH Hosp Facs Ser 2008 (Hosp Assn) (LOC: JP Morgan Chase Bank)                0.290    10/07/10     4,900,000
    10,000,000  Akron Bath Copley OH Jt Twp Hosp Dist Rev Ser 2002 (Summner) (LOC: KBC Bank NV)      0.300    10/07/10    10,000,000
       635,000  Cambridge OH Hosp Facs Rev Ser 1996 (Southeastern Regl Med Ctr) (LOC: National City
                  Bank)                                                                              0.310    10/07/10       635,000
     2,155,000  Cambridge OH Hosp Facs Rev Ser 2002 (Southeastern Regl Med Ctr) (LOC: PNC Bank NA)   0.310    10/07/10     2,155,000
     1,825,000  Carroll Co OH Hlthcare Facs Rev Ser 2000 (St Johns Village) (LOC: National City
                  Bank)                                                                              0.310    10/07/10     1,825,000
     2,840,000  Columbiana Co OH Rev Ser 2002 (East Liverpool Area) (LOC: National City Bank)        0.310    10/07/10     2,840,000

Portfolio of Investments
Ohio Tax-Free Money Market Fund -- September 30, 2010 (Unaudited)

    PRINCIPAL                                                                                       COUPON    MATURITY     MARKET
     AMOUNT                                                                                          RATE       DATE       VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FLOATING & VARIABLE RATE DEMAND NOTES -- 73.8% (CONTINUED)

    $1,100,000  Montgomery Co OH Hlthcare Facs Rev Ser 1999 (South Cmnty Inc) (LOC: National City
                  Bank)                                                                              0.310    10/07/10   $ 1,100,000
       335,000  Montgomery Co OH Ltd Oblig Rev Ser 1996 (Society St Vincent de Paul) (LOC: National
                  City Bank)                                                                         0.310    10/07/10       335,000
     1,070,000  Summit Co OH Rev Ser 2004 (Neighborhood Dev Corp) (LOC: PNC Bank NA)                 0.310    10/07/10     1,070,000
     3,270,000  Warren Co OH IDR Ser 1991 (Liquid Container) (LOC: Bank of America NA)               0.320    10/07/10     3,270,000
     2,525,000  Cleveland OH Arpt Sys Rev Ser 2009 D (LOC: KBC Bank NV)                              0.340    10/07/10     2,525,000
       500,000  Lima OH Hosp Facs Ser 1996 (Lima Mem Hosp) (LOC: JP Morgan Chase Bank)               0.370    10/07/10       500,000
     3,100,000  Wooster OH IDR Ser 1985 (Allen Group Inc) (LOC: Wells Fargo Bank NA)                 0.370    10/07/10     3,100,000
       500,000  Cuyahoga Co OH EDR Ser 2002 (North Coast Cmnty Homes) (LOC: National City Bank)      0.380    10/07/10       500,000
     1,150,000  Hamilton Co OH EDR Ser 1997 (The General Prostestant) (LOC: National City Bank)      0.380    10/07/10     1,150,000
     1,865,000  Hamilton OH Rev Ser 1998 B (Affordable Housing) (LOC: Federal Home Loan Bank)        0.380    10/07/10     1,865,000
       500,000  Stark Co OH Port Auth. Hlthcare Fac Rev Ser 2002 (Canton Sch) (LOC: National City
                  Bank)                                                                              0.380    10/07/10       500,000
       760,000  Franklin Co OH Hlth Facs Ser 2001 (Heinzerling Fndtn) (LOC: JP Morgan Chase Bank)    0.490    10/07/10       760,000
        60,000  Coshocton Co OH Hosp Ser 1999 (Echoing Hills Village) (LOC: JP Morgan Chase Bank)    0.800    10/07/10        60,000
     1,955,000  OH St Higher Edl Fac Rev Ser 2008 (Otterbein College) (LOC: JP Morgan Chase Bank)    0.900    10/07/10     1,955,000
------------------------------------------------------------------------------------------------------------------------------------
                TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                                             $165,795,000
------------------------------------------------------------------------------------------------------------------------------------

                TOTAL INVESTMENT SECURITIES -- 100.4%
                (Amortized Cost $225,641,707)                                                                           $225,641,707

                LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.4%)                                                            (798,963)
------------------------------------------------------------------------------------------------------------------------------------

                NET ASSETS -- 100.0%                                                                                    $224,842,744
====================================================================================================================================

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying notes to financial statements.


                       VALUATION INPUTS AT REPORTING DATE

DESCRIPTION                LEVEL 1      LEVEL 2         LEVEL 3      TOTAL
--------------------------------------------------------------------------------
Municipal Bonds            $     --    $225,641,707     $     --    $225,641,707

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments
Tax-Free Money Market Fund -- September 30, 2010 (Unaudited)

    PRINCIPAL                                                                                       COUPON    MATURITY     MARKET
     AMOUNT                                                                                          RATE       DATE       VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 29.9%

    $  250,000  OH St UTGO Ser 2004 J (Nat Res)                                                      3.000    10/01/10  $    250,000
       150,000  Univ of AK Rev Ser 2008 O                                                            3.375    10/01/10       150,000
       100,000  New York NY Cul Res Rev Ser 2008 (Museum Modern Art) Pre-refunded @ $100             5.000    10/01/10       100,000
       100,000  North Branford CT UTGO Ser 2001                                                      5.000    10/01/10       100,000
       100,000  Melbourne FL Rev Ser 2000 Pre-refunded @ $100                                        5.250    10/01/10       101,000
       100,000  Lakeland FL Energy Sys Rev Ser 2000 B Pre-refunded @ $100                            5.500    10/01/10       100,000
       100,000  Chattanooga TN IDB Lease Rent Rev Ser 2000 Pre-refunded @ $100                       5.750    10/01/10       100,000
       380,000  SC Jobs EDA Hlth Facs Rev Ser 2000 (Westley Commons) Pre-refunded @ $100             8.000    10/01/10       387,600
     1,000,000  Three Rivers LSD UTGO BANS Ser 2010 (Sch Impt)                                       2.500    11/01/10     1,000,830
       100,000  Columbus OH Wtr Sys Rev Ser 1999                                                     5.000    11/01/10       100,376
       100,000  OH St Higher Ed UTGO Ser 2002 B Pre-refunded @ $100                                  5.000    11/01/10       100,379
       100,000  Univ of MA Rev Ser 2000 Pre-refunded @ $100                                          5.125    11/01/10       100,398
       100,000  Memphis TN Gen Impt UTGO Ser 2002 Pre-refunded @ $100                                5.250    11/01/10       101,394
       100,000  Memphis TN Gen Impt UTGO Ser 2002 Pre-refunded @ $100                                5.250    11/01/10       101,400
       125,000  MI St UTGO Ser 2000 (Enviromental Protn Prog) Pre-refunded @ $100                    5.250    11/01/10       125,498
       200,000  OH St UTGO Ser 2002                                                                  5.250    11/01/10       200,803
       250,000  CA Edl Facs Auth Rev Univ Pacific Ser 2000 Pre-refunded @ $100                       5.875    11/01/10       251,130
       300,000  AMP OH Elec Rev BANS Ser 2009 (Hubbard)                                              2.250    11/10/10       300,082
       500,000  AMP OH Elec Rev BANS Ser 2009 (Shelby Comb)                                          2.250    11/11/10       500,139
       105,000  Allegheny Co Hosp Dev Auth Rev Ser 2000 B Pre-refunded @ $100                        9.250    11/15/10       108,222
     1,000,000  Austintown OH LSD Sch Impt BANS Ser 2010                                             2.500    11/17/10     1,001,266
       150,000  New Albany OH Var Purp LTGO Ser 2010 A                                               2.000    12/01/10       150,313
       200,000  Hilliard OH SD LTGO TANS Ser 2008                                                    3.250    12/01/10       200,863
       100,000  Monroe GA Gas Util Rev Ser 2001 Pre-refunded @ $100                                  5.000    12/01/10       102,738
       200,000  OH St Wtr Dev Auth PCR Ser 2004 (Water Quality)                                      5.000    12/01/10       201,513
       100,000  Clark Co SD No 117 Camas UTGO Ser 2000 Pre-refunded @ $100                           5.050    12/01/10       100,762
       100,000  North Olmsted OH Libr Impt Ser 2001 Pre-refunded @ $100                              5.125    12/01/10       100,786
       330,000  Monmouth IL Rfdg Ser 2001 Pre-refunded @ $100                                        5.150    12/01/10       332,593
       100,000  Hamilton Co OH Sales Tax Ser 2000 B Pre-refunded @ $100                              5.250    12/01/10       100,806
       100,000  OH St Univ Gen Rcpts Ser 2002 A                                                      5.250    12/01/10       100,806
       100,000  Lake OH LSD UTGO Ser 2000 Pre-refunded @ $100                                        5.350    12/01/10       100,798
       100,000  Fairborn OH Sch Impt Ser 2000 Pre-refunded @ $100                                    5.750    12/01/10       101,889
       445,000  Harrison OH LTGO TANS Ser 2009                                                       1.750    12/09/10       445,541
       500,000  Darke Co OH LTGO BANS Ser 2010 (Real Estate)                                         1.750    12/10/10       500,713
       525,000  Tiffin OH Cap Impt LTGO BANS Ser 2010                                                1.500    12/15/10       525,534
       325,000  MA St Spl Oblig Rev Fed Hwy GANS Ser 2003                                            5.000    12/15/10       327,650
       100,000  Plainfield IL UTGO Ser 2000 Pre-refunded @ $100                                      5.375    12/15/10       100,989
       225,000  KY St Tpk Auth EDR Ser 2000 (Revitalization PJ) Pre-refunded @ $100                  5.200    01/01/11       227,672
       195,000  FL St Brd Ed Lottery Rev Ser 2002 C                                                  5.250    01/01/11       197,347
       100,000  Tri-Creek HS Bldg Corp Ser 2003 (1st Mtg) Pre-refunded @ $100                        5.000    01/15/11       101,236
       100,000  OH St Tpk Commn Tpk Rev Rfdg Ser 2009 A                                              3.000    02/15/11       100,955
       175,000  Katy TX Indpt SD Ser 2000 A Pre-refunded @ $100                                      5.100    02/15/11       178,035
       200,000  Franklin OH LTGO BANS Ser 2010                                                       2.200    03/08/11       201,028
       550,000  Southwest OH Regl Wtr Dist Wtr Rev BANS Ser 2010                                     1.750    03/09/11       551,778
       300,000  Hamilton Twp OH Var Purp LTGO BANS Ser 2010                                          2.000    03/16/11       301,213
        95,000  Austin TX Wtr & Watewater Rev Ser 2001 Pre-refunded @ $100                           5.250    05/15/11        97,772
       300,000  Middletown OH CSD Sch Impt BANS Ser 2010                                             1.750    06/01/11       301,582
       800,000  Jeffersonville IN BANS Ser 2009                                                      2.000    06/21/11       800,000
       370,000  NH Health & Ed Auth Rev Ser 2001 Pre-refunded @ $100                                 5.500    07/01/11       387,514
       731,000  Olmsted Falls OH BANS Ser 2010                                                       1.500    08/11/11       734,153
       642,000  AMP OH Elec Rev BANS Ser 2010                                                        1.750    08/11/11       643,933
       500,000  Union Twp OH BANS Ser 2010                                                           1.250    09/13/11       502,355
       500,000  Cuyahoga Heights OH BANS Ser 2010                                                    2.000    09/19/11       503,821
       300,000  Metrowest MA Regl Tran Auth RANS Ser 2010                                            1.500    09/29/11       301,475
------------------------------------------------------------------------------------------------------------------------------------
                TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                                     $ 14,906,680
------------------------------------------------------------------------------------------------------------------------------------

                FLOATING & VARIABLE RATE DEMAND NOTES -- 69.9%

     1,000,000  Allen Co OH Hosp Facs Rev Ser 2010 (Catholic Hlthcare) (LOC: Bank of Nova Scotia)    0.220    10/01/10     1,000,000
       200,000  Sarasota Co FL Pub Hosp Dist Rev Ser 2008 (Sarasota Mem Hosp A) (LOC: Northern
                  Trust Co)                                                                          0.230    10/01/10       200,000

Portfolio of Investments
Tax-Free Money Market Fund -- September 30, 2010 (Unaudited)

    PRINCIPAL                                                                                       COUPON    MATURITY     MARKET
     AMOUNT                                                                                          RATE       DATE       VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FLOATING & VARIABLE RATE DEMAND NOTES -- 69.9% (CONTINUED)

    $  700,000  East Baton Rouge Parish LA PCR Ser 1993 (Exxon)                                      0.240    10/01/10  $    700,000
     1,000,000  Jackson Co MS Port Fac Rev Rfdg-Chevron USA Ser 1993                                 0.270    10/01/10     1,000,000
     1,000,000  OH St Wtr Dev Auth PCR Facs Rev Ser 2006 (FirstEnergy Gen Corp A) (LOC: Barclays
                  Bank PLC)                                                                          0.270    10/01/10     1,000,000
     1,540,000  VT Edl & Hlth Bldgs Ser 2008 (Brattleboro Mem Hosp) (LOC: TD Bank NA)                0.280    10/01/10     1,540,000
       740,000  VT Edl & Hlth Bldgs Fin Ag Rev Ser 2007 (North Co Hosp) (LOC: TD Bank NA)            0.280    10/01/10       740,000
       300,000  Allen Co OH Hosp Facs Rev Ser 2008 (Catholic Hlthcare) (LOC: JP Morgan Chase Bank)   0.300    10/01/10       300,000
       900,000  CO Edl & Cultural Facs Auth Rev Ser 2006 (Parker & Denver HS) (LOC: Bank of
                  America NA)                                                                        0.300    10/01/10       900,000
     1,200,000  OH St Higher Edl Fac Rev Ser 2002 (Case Western) (SPA: Landesbank Hessen-Thuringen)  0.320    10/01/10     1,200,000
     1,200,000  West Valley UT IDR Ser 1987 (Johnson Matthey Inc) (LOC: HSBC Bank USA NA)            0.330    10/01/10     1,200,000
     1,000,000  Univ of Toledo OH Gnrl Rcpts Ser 2008 B (LOC: JP Morgan Chase & Co)                  0.340    10/01/10     1,000,000
       240,000  CA Infra EDB IDR Ser 2000 A (Metrotile Mfg) (LOC: Comerica Bank)                     0.450    10/01/10       240,000
     1,000,000  Broward Co FL HFA MFH Rev Ser 1999 (Reflections Apts) (LOC: FHLMC)                   0.270    10/07/10     1,000,000
     1,100,000  Hamilton Co OH Hosp Ser 1997 (Children's Hosp Med Ctr) (LOC: PNC Bank NA)            0.270    10/07/10     1,100,000
     1,000,000  IL Fin Auth Rev Ser 2010 (Garrett-Evangelical) (LOC: First Midwest Trust Co)         0.270    10/07/10     1,000,000
       965,000  MA St Dev Fin Agy Rev Ser 2008 A (Seven Hills Fndtn) (LOC: TD Bank NA)               0.270    10/07/10       965,000
     1,000,000  Southglenn Met Dist CO Rev Ser 2007 (LOC: BNP Paribas)                               0.280    10/07/10     1,000,000
     1,000,000  IL Fin Auth Rev Ser 2008 (Lake Forest College) (LOC: Northern Trust Co)              0.310    10/07/10     1,000,000
     1,050,000  Palm Beach Co FL Rev Ser 2003 (Henry Morrison Flagler) (LOC: Northern Trust Bank)    0.310    10/07/10     1,050,000
     1,150,000  Dayton KY TIF & Spl Assmt Ser 2008 (Belmont Lake) (LOC: Bank of America NA)          0.330    10/07/10     1,150,000
     1,075,000  IA Fin Auth Small Business Dev Rev Ser 2003 (Terrace Ctr Assoc L.P.) (LOC: Wells
                  Fargo Bank NA)                                                                     0.370    10/07/10     1,075,000
       240,000  Maricopa Co AZ IDA Hsg Rev Ser 2004 A (San Angelin Apts) (LOC: FNMA)                 0.370    10/07/10       240,000
     1,433,000  Orange Co FL IDA Rev Ser 2005 (Trinity Prep Sch Inc) (LOC: Wells Fargo Bank NA)      0.370    10/07/10     1,433,000
     1,570,000  Saint Charles Co Auth IDA Rev Ser 2002 (Patriot Machine Inc Proj) (LOC: U.S.
                  Bank NA)                                                                           0.370    10/07/10     1,570,000
       480,000  Lucas Co OH Hosp Rev Ser 1999 (Sunshine Inc Northwest OH) (LOC: PNC Bank NA)         0.380    10/07/10       480,000
       640,000  Summit Co OH IDR Ser 1999 (Comunale Inc) (LOC: National City Bank)                   0.380    10/07/10       640,000
     1,815,000  Lexington-Fayette Co KY Rev IBR Ser 2006 (Eastland Pkwy) (LOC: Traditional
                  Bank Inc)                                                                          0.420    10/07/10     1,815,000
       275,000  Scottsburg IN EDR Ser 2000 (Am Plastic Molding) (LOC: PNC Bank NA)                   0.450    10/07/10       275,000
     1,400,000  St Charles Co MO IDA Rev Ser 2003 A (National Cart) (LOC: US Bank NA)                0.460    10/07/10     1,400,000
       500,000  Hailey ID IDC Rev Ser 2006 (Rocky Mountain Hardware) (LOC: Wells Fargo Bank NA)      0.490    10/07/10       500,000
       700,000  Lexington-Fayette Co KY Govt IBR Ser 2006 (Liberty Ridge) (LOC: Traditional
                  Bank Inc)                                                                          0.520    10/07/10       700,000
       715,000  Indianapolis IN MFH Rev Ser 2004 (Nora Commons) (LOC: FHLB)                          0.550    10/07/10       715,000
       320,000  Lancaster NE IDR Ser 2000 (Garner Inds) (LOC: Wells Fargo Bank NA)                   0.590    10/07/10       320,000
       700,000  IL Fin Auth IDR Ser 2005 A (E Kinast) (LOC: JP Morgan Chase Bank)                    0.620    10/07/10       700,000
       400,000  Winston-Salem NC Urban Redev Mtg Rev Ser 1989 (Summit Sq Garden Apts) (FHA)          0.640    10/07/10       400,000
       405,000  Hillsborough Co FL IDR Ser 1996 (Vigo Importing Co) (LOC: Bank of America NA)        0.670    10/07/10       405,000
       200,000  CA Statewide Cmntys IDR Rev Ser 2001 A (American Modular Sys) (LOC: Bank of the
                  West)                                                                              0.800    10/07/10       200,000
       980,000  OH St Higher Edl Fac Rev Ser 2008 (Otterbein College) (LOC: JP Morgan Chase Bank)    0.900    10/07/10       980,000

Portfolio of Investments
Tax-Free Money Market Fund -- September 30, 2010 (Unaudited)

    PRINCIPAL                                                                                       COUPON    MATURITY     MARKET
     AMOUNT                                                                                          RATE       DATE       VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FLOATING & VARIABLE RATE DEMAND NOTES -- 69.9% (CONTINUED)

    $1,000,000  Chatom AL IDB Gulf Opp Zone Ser 2008 (Powersouth Energy Coop) (SPA: National Rural
                  Utilities Finance)                                                                 0.900    11/15/10  $  1,000,000
       400,000  York Co SC PCR Ser 2008 B-3                                                          0.750    03/01/11       400,000
       400,000  Monroe Co NY IDA Rev Ser 1986 (Natl Dev Council Multi) (LOC: HSBC Bank USA NA)       3.000    06/15/11       400,000
------------------------------------------------------------------------------------------------------------------------------------
                TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                                             $ 34,933,000
------------------------------------------------------------------------------------------------------------------------------------

                TOTAL INVESTMENT SECURITIES -- 99.8%
                (Amortized Cost $49,839,680)                                                                            $ 49,839,680

                OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2%                                                                105,629
------------------------------------------------------------------------------------------------------------------------------------

                NET ASSETS -- 100.0%                                                                                    $ 49,945,309
====================================================================================================================================

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying notes to financial statements.



                       VALUATION INPUTS AT REPORTING DATE

DESCRIPTION                LEVEL 1      LEVEL 2         LEVEL 3      TOTAL
--------------------------------------------------------------------------------
Municipal Bonds            $     --    $ 49,839,680     $     --    $ 49,839,680

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments
September 30, 2010 (Unaudited)

Variable and adjustable rate put bonds earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The rates shown in the Portfolio of Investments are the coupon rates in effect at September 30, 2010.

Put Bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as prerefunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolio of Investments are the stipulated prerefunded dates.

PORTFOLIO ABBREVIATIONS:

BANS - Bond Anticipation Notes
COP - Certificates of Participation
CSD - City School District
EDA - Economic Development Administration
EDB - Economic Development Bank
EDR - Economic Development Revenue
ETM - Escrowed to Maturity
FHA - Federal Housing Authority
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GO - General Obligation
HFA - Housing Finance Authority/Agency
IBR - Industrial Building Revenue
IDA - Industrial Development Authority/Agency
IDB - Industrial Development Bond
IDC - Industrial Development Corporation
IDR - Industrial Development Revenue
ISD - Independent School District
LOC - Letter of Credit
LSD - Local School District
LTGO - Limited Tax General Obligation
MFH - Multi-Family Housing
PCR - Pollution Control Revenue
PLC - Public Limited Company
RANS - Revenue Anticipation Notes
SD - School District
SPA - Stand-by Purchase Agreement
TANS - Tax Anticipation Notes
TIF - Tax Increment Financing
UTGO - Unlimited Tax General Obligation

SECURITY VALUATION -- Ohio Tax-Free Money Market Fund and Tax-Free Money Market Fund securities are valued on an amortized cost basis, which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Ohio Tax-Free Bond Fund securities are valued at market using an independent pricing service which generally utilizes a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine what it believes is the fair value of the securities. On limited occasions, if the valuation provided by the pricing service ignores certain market conditions affecting the value of a security or the pricing service cannot provide a valuation, the fair value of the security will be determined in good faith by the Advisor (Touchstone Advisors, Inc.) consistent with procedures approved by the Board of Trustees.

Notes to Portfolio of Investments
September 30, 2010 (Unaudited)

The Funds have adopted FASB ASC 820 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Fair Value Measurements applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles (GAAP) from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:

o Level 1 - quoted prices in active markets for identical securities

o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of September 30, 2010, for each Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included in each Fund's Portfolio of Investments, which also includes a breakdown of the Fund's investments by industry concentration.

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

WHEN-ISSUED SECURITIES --The Funds may purchase securities with delivery or payments to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets equal to the value of the securities purchased.

FEDERAL TAX INFORMATION --The federal tax cost for the Ohio Tax-Free Money Market Fund and Tax-Free Money Market Fund is equal to the amortized cost in the portfolio of investments. The aggregate identified cost for federal income tax purposes for the Ohio Tax-Free Bond Fund is $54,010,890, resulting in gross unrealized appreciation and depreciation of $3,726,842 and $34,486, respectively, and net unrealized appreciation of $3,692,356.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There was no significant change in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):  Touchstone Tax-Free Trust


By:    /s/ Jill T. McGruder
       -------------------------
Name:  Jill T. McGruder
Title: President
Date:  November 22, 2010

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Terrie A. Wiedenheft
       -------------------------
Name:  Terrie A. Wiedenheft
Title: Treasurer & Controller
Date:  November 23, 2010